Earnings (Loss) Per Share (Details) - Schedule of weighted-average number of ordinary shares (diluted) - Number of shares [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Weighted-average number of ordinary shares (basic)	531,995,467	514,205,799	514,205,799
Effect of warrants	83,552,979
Weighted average number of ordinary shares (diluted)	615,548,446	514,205,799	514,205,799